Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	GT Biopharma, Inc.
Entity Central Index Key	0000109657
Document Type	S-1/A
Document Period End Date	Sep. 30, 2020
Amendment Flag	true
Amendment Description	To update the document.
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Incorporation, State or Country Code	DE